Fair Value Measurement Hierarchy - Additional Information (Detail) - INR (₨)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of fair value measurement hierarchy [abstract]
Transfer between level one and level two under fair value hierarchy	₨ 0	₨ 0
Transfer into or out of level three under fair value hierarchy	₨ 0	₨ 0